Total
Bretton Fund
Summary Section
Investment Objective
The Bretton Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Bretton Fund Bretton Fund Shares
Management Fees	1.35%
Distribution Fees/Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.35%

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bretton Fund | Bretton Fund Shares | USD ($)	137	428	739	1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3.26% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Bretton Fund seeks to achieve long-term capital appreciation by investing in a small number of undervalued securities. Under normal market conditions, the Fund invests primarily in common stocks of companies of all sizes, including small and micro-capitalization companies. The Fund may also invest in other types of equity securities, as well as fixed income securities. Fixed income securities in which the Fund may invest include investment-grade bonds of varying maturities. The Fund will normally hold a core position of between 15 to 20 securities. From time to time, the Fund may invest a significant portion of its assets in a particular sector. The Fund's investment adviser, Bretton Capital Management, LLC (the "Adviser"), attempts to evaluate the underlying economic values of securities and invests in securities whose market values are substantially below their estimated economic values, an approach known as "value investing." The Adviser uses fundamental research to seek companies with attractive attributes. These attributes include a defensible competitive advantage, relevant products, competent and shareholder-oriented management, growth, and a low level of debt. The Adviser seeks ethical businesses. Although tending to focus on U.S. companies, the Adviser may also invest in foreign companies with these attributes.

The Adviser sells or reduces the Fund's position in a security (1) when it approaches the Adviser's estimate of its fair value, (2) when its economic fundamentals have deteriorated, or (3) when the facts or the analysis surrounding the reason to originally put the security in the Fund's portfolio have changed.

Although the Fund intends to invest primarily in equity and fixed income securities, occasionally the Adviser may not find enough investments that meet the Fund's criteria and maintain without limitation a significant portion of the Fund's assets in cash or cash-equivalents like money-market funds, certificates of deposit and short-term debt obligations.

The Fund is a "non-diversified" fund, which means it can invest in fewer securities at any one time than a diversified fund. Also, from time to time the Fund may invest a significant portion of its assets in a limited number of industry sectors, but will not concentrate in any particular industry.

The Principal Risks of Investing in the Fund
Performance History

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows calendar year total returns for the Fund for the past ten years. The performance table shows how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.brettonfund.com or by calling 1-800-231-2901.

Best Quarter (June 30, 2020) +14.91% Worst Quarter (March 31, 2020) -22.25%
AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Average Annual Total Returns - Bretton Fund	1 Year	5 Years	10 Years
Bretton Fund Shares	(12.56%)	9.97%	10.56%
Bretton Fund Shares | After Taxes on Distributions	(12.97%)	9.77%	10.37%
Bretton Fund Shares | After Taxes on Distributions and Sales	(7.15%)	7.90%	8.72%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.